Other Liabilities - Non-current - Summary of Movement of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Miscellaneous non-current liabilities [abstract]
Opening contract liabilities	$ 1,350.2	₨ 110,945.5	₨ 105,836.3
Amount recognized in revenue during the year	(698.4)	(57,391.1)	(46,061.9)
Amount received in advance during the year	815.5	67,019.3	53,721.2
Amount refunded to customers during the year	(2.3)	(188.4)	(1,522.0)
Currency translation	22.8	1,875.0	(1,028.1)
Balance at the end	$ 1,487.8	₨ 122,260.3	₨ 110,945.5